EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding at beginning of year	4,996,438	4,204,114	4,187,555
Number of options, Granted	1,150,000	900,000	60,000
Number of options, Exercised	(56,000)		(3,000)
Number of options, Expired	(8,938)	(37,937)	(592)
Number of options, Forfeited	(201,702)	(69,739)	(39,849)
Number of options, Outstanding at end of year	5,879,798	4,996,438	4,204,114
Number of options, Exerciable at end of year	4,150,546	4,030,521	3,903,132
Number of options, Vested and expected to vest at December 31, 2012	5,742,704
Weighted average exercise price, Outstanding at beginning of year	$ 5.50	$ 6.50	$ 6.80
Weighted average exercise price, Granted	$ 3.40	$ 4.20	$ 4.80
Weighted average exercise price, Exercised	$ 4.1		$ 5.3
Weighted average exercise price, Expired	$ 77.6	$ 82.1	$ 1,113.3
Weighted average exercise price, Forfeited	$ 5.7	$ 8.2	$ 14.5
Weighted average exercise price, Outstanding at end of year	$ 5.00	$ 5.50	$ 6.50
Weighted average exercise price, Exercisable at end of year	$ 5.6	$ 5.8	$ 6.6
Weighted average exercise price, Vested and expected to vest at December 31, 2012	$ 5.0
Weighted average remaining contractual term, Outstanding at January 1, 2012	3 years 7 months 6 days	4 years
Weighted average remaining contractual term, Outstanding at December 31, 2012	3 years 7 months 6 days	4 years
Weighted average remaining contractual term, Exercisable at December 31, 2012	2 years 9 months 18 days
Weighted average remaining contractual term, Vested and expected to vest at December 31, 2012	3 years 7 months 6 days
Aggregate intrinsic value, Outstanding at January 1, 2012	$ 28
Aggregate intrinsic value, Outstanding at December 31, 2012	3,831	28
Aggregate intrinsic value, Exercisable at December 31, 2012	1,008
Aggregate intrinsic value, Vested and expected to vest at December 31, 2012	3,580
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding at beginning of year	365,000	365,000
Number of options, Granted	20,000		365,000
Number of options, Exercised
Number of options, Expired
Number of options, Forfeited	(350,000)
Number of options, Outstanding at end of year	35,000	365,000	365,000
Number of options, Exerciable at end of year	7,125	178,188	54,728
Number of options, Vested and expected to vest at December 31, 2012	29,563
Weighted average exercise price, Outstanding at beginning of year	$ 6.00	$ 6.00
Weighted average exercise price, Granted	$ 3.00		$ 6.00
Weighted average exercise price, Forfeited	$ 6.0
Weighted average exercise price, Outstanding at end of year	$ 4.10	$ 6.00	$ 6.00
Weighted average exercise price, Exercisable at end of year	$ 5.7	$ 6.0	$ 6.0
Weighted average exercise price, Vested and expected to vest at December 31, 2012	$ 4.2
Weighted average remaining contractual term, Outstanding at January 1, 2012	5 years 1 month 6 days	5 years 3 months 18 days
Weighted average remaining contractual term, Outstanding at December 31, 2012	5 years 1 month 6 days	5 years 3 months 18 days
Weighted average remaining contractual term, Exercisable at December 31, 2012	4 years 7 months 6 days
Weighted average remaining contractual term, Vested and expected to vest at December 31, 2012	5 years 1 month 6 days
Aggregate intrinsic value, Outstanding at January 1, 2012
Aggregate intrinsic value, Outstanding at December 31, 2012	46
Aggregate intrinsic value, Exercisable at December 31, 2012
Aggregate intrinsic value, Vested and expected to vest at December 31, 2012	$ 39